Product Warranty Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Product Warranty Liability [Abstract]
Estimated cost (in Dollars)	$ 6
Average battery life	5 years
Percentage of average patient life	3.60%
Discount rate	5.00%